ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Accumulated Other Comprehensive Income
Balance at the beginning of the period	$ (140.2)
Changes in other comprehensive income (loss)	2.1	$ 10.5	$ (13.4)
Balance at the end of the period	(138.1)	(140.2)
Accounting Standards Update ASU 2016-01
Accumulated Other Comprehensive Income
Cumulative effect adjustment to retained earnings				$ (1.5)
Net Unrealized Gains (Losses) on Securities.
Accumulated Other Comprehensive Income
Balance at the beginning of the period	(8.7)	(1.6)	(0.1)
Changes in other comprehensive income (loss)	(2.0)	(7.1)	(1.5)
Balance at the end of the period	(10.7)	(8.7)	(1.6)
Unrealized Gains (Losses) on Cash Flow Hedges.
Accumulated Other Comprehensive Income
Balance at the beginning of the period	(0.1)	0.4	1.3
Changes in other comprehensive income (loss)	(0.1)	(0.5)	(0.9)
Balance at the end of the period	(0.2)	(0.1)	0.4
Unrealized Gains (Losses) on Net Investment Hedge.
Accumulated Other Comprehensive Income
Balance at the beginning of the period	(42.0)	4.1	(3.8)
Changes in other comprehensive income (loss)	29.6	(46.1)	7.9
Balance at the end of the period	(12.4)	(42.0)	4.1
Foreign Currency Translation Adjustments.
Accumulated Other Comprehensive Income
Balance at the beginning of the period	(89.4)	(153.6)	(134.7)
Changes in other comprehensive income (loss)	(25.4)	64.2	(18.9)
Balance at the end of the period	(114.8)	(89.4)	(153.6)
Accumulated Other Comprehensive Income.
Accumulated Other Comprehensive Income
Balance at the beginning of the period	(140.2)	(150.7)	(137.3)
Changes in other comprehensive income (loss)	2.1	10.5	(13.4)
Balance at the end of the period	$ (138.1)	$ (140.2)	$ (150.7)